Revenues by products (Tables)	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of major products and respective revenue
	For the years ended June 30,
	2013	2012
Coke	$31,171,635	$38,656,636
Coal tar	1,719,416	1,946,314
Raw coal	604,331	1,434,443
Mid-coal	1,933,332	3,614,057
Washed coal	24,272,969	32,867,839
Coke powder	6,104,376	-
Coal slurries	819,134	393,481
Crude benzol	61,108	-
Total	$66,686,301	$78,912,770